Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2015
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2014	2015
	RMB	RMB
Online direct sales and online marketplace receivables	2,043,243	8,939,054
Online payment processing transactions receivables	182,412	385,547
Advertising receivables	62,705	121,170
Others	219,567	379,059
Allowance for doubtful accounts
Balance at beginning of the year	(1,770)	(71,671)
Additions	(72,608)	(324,270)
Reversals	868	—
Write-offs	1,839	79,395

Balance at end of the year	(71,671)	(316,546)

Accounts receivable, net	2,436,256	9,508,284